Income Tax - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Netherlands statutory income taxes rate			25.00%	25.00%	25.00%
Effect of the tax benefits on basic earnings per share			$ 0.05	$ 0.07	$ 0.02
Maximum percentage of tax reduction from tax holidays			100.00%	100.00%	100.00%
Income tax holiday expiration date			Dec. 31, 2022
Legal inflationary index			0.17%
Deferred tax benefit (expense) recorded as component of other comprehensive income (loss)			$ (3)	$ 24
Cumulative amount of distributable earnings	$ 626		626
Unrecognized tax benefits	180	$ 238	180	238
Accrued interest and penalties related to uncertain tax positions	5	27	$ 5	$ 27
Interest and penalties of unrecognized tax benefits	$ 9	$ 32
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year				1996
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year				2014